Interests in Other Entities (Details) - Schedule of Financial Information for Associates - Immuron Inc [Member] - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Interests in Other Entities (Details) - Schedule of Financial Information for Associates [Line Items]
Revenue from contracts with customers	$ 417,535	$ 9,692
Cost of sales of goods	(63,758)	(3,307)
Gross profit	353,777	6,385
Other (losses)/gains – net	217,901	(11,164)
General and administrative expenses	(634,577)	(354,313)
Research and development expenses	(119,672)	(23,085)
Selling and marketing expenses	(979,151)	(154,628)
Operating loss	(1,161,722)	(536,805)
Finance costs - net	3,691	338
Loss before income tax	(1,158,031)	(536,467)
Income tax expense
Loss after income tax	(1,158,031)	(536,467)
The group’s share of loss for the period - 17.5% (2022: 17.1%)	(202,655)	$ (91,736)
Recognised in:
Investments accounted for using the equity method	(159,066)
Financial assets - Ateria consideration receivable	(43,589)
Recognised in Financial assets	(202,655)
Opening carrying amount	159,066
Investment in Ateria Health Limited			404,117
Acquisition of shares			79,289
Share of loss after income tax	(159,066)		(324,340)
Opening carrying amount			$ 159,066